Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment net
Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixture and electronic equipment	3-10 years
Vehicles	4 years

Schedule of our sales from our product lines
	For the years ended March 31,
	2020	2019
Lucidum spore powder products	$28,233,256	$19,886,508
Cordyceps mycelia products	8,854,717	10,883,298
Ejiao solution products	6,266,098	9,583,260
Vitamins and dietary supplements products	6,235,541	8,616,318
American ginseng products	3,921,671	4,912,011
Others	11, 550,670	10,054,790
Total	$65,061,953	$63,936,185

Schedule of of revenues from our sales models
	For the years ended March 31,
	2020	2019
Traditional distribution model	$38,263,069	$39,424,118
Regional distributors	29,986,045	32,934,385
Chain drugstores, malls and supermarkets	8,277,024	6,489,733

Experience store model	26,798,884	24,512,067
Total revenues	$65,061,953	$63,936,185

Schedule of foreign currency translation
	March 31,2020	March 31,2019
Period-end spot rate	US$1=RMB 7.0851 Yuan	US$1=RMB 6.7335 Yuan
Average rate	US$1=RMB 6.9655 Yuan	US$1=RMB 6.7317 Yuan